Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Proposed Final Dividend

	2017	2018
Proposed final dividend:
RMB0.134 (2017: RMB0.052) per ordinary share by the Company	1,591	4,100